Note 6 Amount of payments deferrals by stages (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Stage 1 [Member]
Operations by concept [Line Items]
Total operations by concept	€ 15,126,000,000	€ 18,602,000,000
individuals	10,341,000,000	12,336,000,000
Of which mortages	6,570,000,000	7,347,000,000
SMEs	3,048,000,000	4,147,000,000
Non financial entities	1,563,000,000	1,903,000,000
Rest operations by concept	173,000,000	216,000,000
Stage 2 [Member]
Operations by concept [Line Items]
Total operations by concept	7,916,000,000	7,736,000,000
individuals	4,849,000,000	4,997,000,000
Of which mortages	3,137,000,000	2,844,000,000
SMEs	1,399,000,000	1,327,000,000
Non financial entities	1,643,000,000	1,399,000,000
Rest operations by concept	26,000,000	13,000,000
Stage 3 [Member]
Operations by concept [Line Items]
Total operations by concept	2,405,000,000	2,066,000,000
individuals	1,972,000,000	1,719,000,000
Of which mortages	1,234,000,000	867,000,000
SMEs	362,000,000	292,000,000
Non financial entities	70,000,000	56,000,000
Total [Member]
Operations by concept [Line Items]
Total operations by concept	25,447,000,000	28,405,000,000
individuals	17,162,000,000	19,052,000,000
Of which mortages	10,941,000,000	11,059,000,000
SMEs	4,809,000,000	5,766,000,000
Non financial entities	3,276,000,000	3,358,000,000
Rest operations by concept	€ 199,000,000	€ 229,000,000